Deferred compensation plans - Activity Relating to SAR Plan B (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013 SAR Plan B [Member]	Mar. 31, 2012 SAR Plan B [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Outstanding (number of shares), Outstanding, Beginning			114,375,600
Outstanding (number of shares), Granted			55,589,300
Outstanding (number of shares), Exercised			(47,317,900)
Outstanding (number of shares), Forfeited			(5,103,600)
Outstanding (number of shares), Outstanding, Ending			117,543,400	114,375,600
Outstanding (number of shares), Exercisable, Ending			15,856,000
Weighted-average grant date fair value per share, Outstanding, Beginning			¥ 544
Weighted-average grant date fair value per share, Granted	¥ 397	¥ 638	¥ 298
Weighted-average grant date fair value per share, Exercised			¥ 584
Weighted-average grant date fair value per share, Forfeited			¥ 378
Weighted-average grant date fair value per share, Outstanding, Ending			¥ 419	¥ 544
Weighted-average grant date fair value per share, Exercisable, Ending			¥ 714
Weighted-average remaining life (years), Outstanding, Ending			5 years 8 months	5 years 7 months
Weighted-average remaining life (years), Exercisable, Ending			4 years 1 month